Asset Purchase Agreement (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended
	Oct. 18, 2023	Sep. 30, 2023	Sep. 30, 2023
Asset Acquisition [Line Items]
Shares issued value		$ 65,198	$ 65,198
Cytovia Therapeutics Inc [Member]
Asset Acquisition [Line Items]
Shares issued	1,136,364
Shares issued value	$ 6,000,000
Transaction costs	30,000,000
Financing amount	6,000,000
Assumed liabilities	$ 2,688,745
Cytovia Therapeutics Inc [Member] | Coinary Token Three Hundred And Three [Member]
Asset Acquisition [Line Items]
Shares issued	6,250,000
Purchase agreement paid	$ 750,000
Cytovia Therapeutics Inc [Member] | Coinary Token Three Hundred And Thirty Eight [Member]
Asset Acquisition [Line Items]
Shares issued	2,083,333
Purchase agreement paid	$ 250,000
Naya Biosciences Inc [Member] | Cytovia Therapeutics Inc [Member]
Asset Acquisition [Line Items]
Asset Acquisition, Price of Acquisition, Expected	$ 56,000,000